Reinhart Genesis PMV Fund
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Consumer Discretionary - 14.9%
Carter's	135,250	$8,912,975
frontdoor (a)	578,105	27,795,288
Gentex	293,430	9,193,162
Grand Canyon Education (a)	74,400	10,788,744
Hillman Solutions (a)	1,892,000	18,825,400
Thor Industries	69,680	7,473,877
		82,989,446

Consumer Staples - 2.1%
Sprouts Farmers Market (a)	110,000	11,445,500

Financials - 26.3%(b)
1st Source	30,860	1,896,193
Air Lease, Class A	390,480	18,067,509
Assured Guaranty	235,000	18,818,800
First American Financial	249,000	15,886,200
First Citizens BancShares - Class A	14,730	29,912,211
First Hawaiian	585,490	14,244,972
International Bancshares	153,020	9,667,804
LPL Financial Holdings	18,500	4,150,290
White Mountains Insurance Group	7,000	12,909,680
Wintrust Financial	195,100	21,226,880
		146,780,539

Health Care - 10.9%
AdaptHealth (a)	1,600,000	17,584,000
Encompass Health	121,920	11,344,656
Lantheus Holdings (a)	299,000	31,834,530
		60,763,186

Industrials - 15.8%
GMS (a)	125,562	10,897,526
GXO Logistics (a)	153,000	7,657,650
Insperity	233,830	21,977,682
MAXIMUS	96,000	8,856,960
Modine Manufacturing (a)	92,000	11,182,600
TriNet Group	56,000	5,758,480
U-Haul Holding, Series N	316,187	21,611,381
		87,942,279

Information Technology - 19.3%
ACI Worldwide (a)	407,000	20,496,520
ASGN (a)	139,500	13,414,320
Axcelis Technologies, Inc. (a)	140,000	15,306,200
Euronet Worldwide (a)	153,000	16,510,230
FormFactor (a)	99,000	4,828,230
InterDigital	54,000	7,482,240
PAR Technology (a)	233,375	12,599,916
Silicon Motion Technology - ADR	266,000	16,909,620
		107,547,276

Materials - 1.4%
Element Solutions	293,000	7,834,820

Real Estate - 7.0%
Alexander & Baldwin - REIT	556,836	11,019,785
Marcus & Millichap	451,060	17,893,550
Ryman Hospitality Properties - REIT	96,440	10,025,902
		38,939,237
TOTAL COMMON STOCKS (Cost $407,225,152)		544,242,283

SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%	Shares
First American Treasury Obligations Fund - Class X, 5.18% (c)	13,535,376	13,535,376
TOTAL SHORT-TERM INVESTMENTS (Cost $13,535,376)		13,535,376

TOTAL INVESTMENTS - 100.1% (Cost $420,760,528)		557,777,659
Liabilities in Excess of Other Assets - (0.1)%		(572,044)
TOTAL NET ASSETS - 100.0%		$557,205,615

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
REIT – Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Reinhart Genesis PMV Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$544,242,283	$–	$–	$544,242,283
Money Market Funds	13,535,376	–	–	13,535,376
Total Investments	$557,777,659	$–	$–	$557,777,659

Refer to the Schedule of Investments for further disaggregation of investment categories.